Goodwill and Intangible Assets - Summary of Future Amortization of Intangible Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	₱ 240	₱ 221	₱ 228
Future amortization of intangible assets	1,303
2025 [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	261
2026 [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	261
2027 [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	255
2028 [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	76
2029 [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	70
2030 and onwards [Member]
Disclosure Of Future Amortization Of Intangible Assets [Line Items]
Future amortization of intangible assets	₱ 380